SIGNIFICANT ACCOUNTING POLICIES - Policyholders' Account Balances and Future Policy Benefits and Various Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalized Computer Software and Hosting Arrangements [Abstract]
Computer software and hosting arrangements	$ 224	$ 193
Amortization of computer software and hosting arrangements	$ 45	57	$ 60
US Fund Shares Deferred Sales Commissions, Net
Capitalized Computer Software and Hosting Arrangements [Abstract]
Capitalized contract cost, amortization period	5 years 6 months
Non-US Fund Shares Deferred Sales Commissions, Net
Capitalized Computer Software and Hosting Arrangements [Abstract]
Capitalized contract cost, amortization period	4 years
Alliance Bernstein | Deferred Sales Commissions
Capitalized Computer Software and Hosting Arrangements [Abstract]
Gross carrying amount of AllianceBernstein related intangible assets	$ 52	$ 75
Amortization expense, year two	29
Amortization expense, year three	18
Amortization expense, year four	$ 5
Minimum | Computer Software, Intangible Asset
Capitalized Computer Software and Hosting Arrangements [Abstract]
Intangible asset useful life	3 years
Minimum | Alliance Bernstein
Capitalized Computer Software and Hosting Arrangements [Abstract]
Intangible asset useful life	6 years
Maximum | Computer Software, Intangible Asset
Capitalized Computer Software and Hosting Arrangements [Abstract]
Intangible asset useful life	5 years
Maximum | Alliance Bernstein
Capitalized Computer Software and Hosting Arrangements [Abstract]
Intangible asset useful life	20 years